Quarterly Holdings Report
for
Fidelity Freedom® Blend Funds
Fidelity Freedom® Blend 2050 Fund
December 31, 2025
FBF-Y50-NPRT3-0226
1.9892478.107
Bond Funds - 5.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	198,871	1,507,444
Fidelity Series Emerging Markets Debt Fund (b)	2,103,575	17,943,497
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	531,545	5,070,939
Fidelity Series Floating Rate High Income Fund (b)	344,241	3,029,319
Fidelity Series High Income Fund (b)	2,052,556	18,288,270
Fidelity Series International Developed Markets Bond Index Fund (b)	3,441,733	29,185,899
Fidelity Series Long-Term Treasury Bond Index Fund (b)	21,719,593	117,068,606
Fidelity Series Real Estate Income Fund (b)	305,608	3,089,696
TOTAL BOND FUNDS (Cost $206,324,992)		195,183,670

Domestic Equity Funds - 54.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	19,633,612	451,180,396
Fidelity Series Commodity Strategy Fund (b)	241,523	23,367,365
Fidelity Series Large Cap Growth Index Fund (b)	9,701,361	289,294,592
Fidelity Series Large Cap Stock Fund (b)	10,270,441	274,220,783
Fidelity Series Large Cap Value Index Fund (b)	29,901,426	545,103,002
Fidelity Series Small Cap Core Fund (b)	8,521,481	115,210,428
Fidelity Series Small Cap Opportunities Fund (b)	3,452,794	56,004,311
Fidelity Series Value Discovery Fund (b)	11,482,994	195,555,383
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,455,705,522)		1,949,936,260

International Equity Funds - 39.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	6,571,222	129,781,630
Fidelity Series Emerging Markets Fund (b)	7,450,837	87,472,824
Fidelity Series Emerging Markets Opportunities Fund (b)	14,289,056	352,225,240
Fidelity Series International Growth Fund (b)	12,254,270	234,179,091
Fidelity Series International Index Fund (b)	5,880,304	88,851,391
Fidelity Series International Small Cap Fund (b)	2,317,515	41,460,348
Fidelity Series International Value Fund (b)	15,129,078	236,013,619
Fidelity Series Overseas Fund (b)	15,694,599	234,320,356
Fidelity Series Select International Small Cap Fund (b)	199,360	2,755,160
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,120,179,103)		1,407,059,659

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (b) (Cost $12,361)	1,242	12,374

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	240,000	239,693
US Treasury Bills 0% 1/2/2026 (d)	3.90	60,000	60,000
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	2,560,000	2,554,946
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	3,210,000	3,201,523
US Treasury Bills 0% 1/8/2026 (d)	3.86 to 3.89	1,780,000	1,778,970
US Treasury Bills 0% 2/26/2026 (d)	3.75 to 3.78	1,320,000	1,312,763
US Treasury Bills 0% 3/12/2026 (d)	3.64	60,000	59,592
US Treasury Bills 0% 3/19/2026 (d)	3.56	490,000	486,352
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	790,000	785,191
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,476,431)			10,479,030

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	4,403,761	4,404,642
Fidelity Series Government Money Market Fund (b)(f)	3.84	32	32
TOTAL MONEY MARKET FUNDS (Cost $4,404,849)			4,404,674

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,797,103,258)	3,567,075,667
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,199,150)
NET ASSETS - 100.0%	3,565,876,517

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	130	3/2026	18,863,650	37,802

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,097	3/2026	125,897,891	(641,637)
CBOT US Treasury Long Bond Contracts (United States)	664	3/2026	76,505,250	(879,475)

TOTAL INTEREST RATE CONTRACTS				(1,521,112)

TOTAL LONG				(1,483,310)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	291	3/2026	36,345,900	683,014
CME E-Mini S&P 500 Index Contracts (United States)	99	3/2026	34,117,875	21,985

TOTAL SHORT				704,999

TOTAL FUTURES CONTRACTS				(778,311)
The notional amount of long futures as a percentage of Net Assets is 6.1%.
The notional amount of short futures as a percentage of Net Assets is 2.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,479,030.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,737,244	55,237,962	60,570,493	162,780	104	(175)	4,404,642	4,403,761	0.0%
Total	9,737,244	55,237,962	60,570,493	162,780	104	(175)	4,404,642

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,374,918	268,518	104,350	64,405	(15,375)	(16,267)	1,507,444	198,871
Fidelity Series Blue Chip Growth Fund	336,385,241	64,582,303	62,155,225	16,461,248	533,852	111,834,225	451,180,396	19,633,612
Fidelity Series Canada Fund	78,332,452	37,253,706	5,831,322	2,667,374	32,065	19,994,729	129,781,630	6,571,222
Fidelity Series Commodity Strategy Fund	5,529,134	18,275,767	766,781	182,468	(6,544)	335,789	23,367,365	241,523
Fidelity Series Corporate Bond Fund	26,703	198,934	230,955	3,173	5,206	112	-	-
Fidelity Series Emerging Markets Debt Fund	14,588,766	3,179,252	956,439	771,009	(28,875)	1,160,793	17,943,497	2,103,575
Fidelity Series Emerging Markets Debt Local Currency Fund	4,212,208	809,576	243,317	335,974	172	292,300	5,070,939	531,545
Fidelity Series Emerging Markets Fund	66,995,368	11,539,167	10,840,878	2,128,139	569,489	19,209,678	87,472,824	7,450,837
Fidelity Series Emerging Markets Opportunities Fund	268,143,237	45,444,486	42,149,277	8,901,216	2,364,497	78,422,297	352,225,240	14,289,056
Fidelity Series Floating Rate High Income Fund	2,701,403	514,738	173,916	174,550	(2,578)	(10,328)	3,029,319	344,241
Fidelity Series Government Bond Index Fund	145,079	795,750	946,436	3,219	5,999	(392)	-	-
Fidelity Series Government Money Market Fund	-	14,204	14,172	32	-	-	32	32
Fidelity Series High Income Fund	14,836,282	3,723,870	934,792	929,702	16,158	646,752	18,288,270	2,052,556
Fidelity Series International Developed Markets Bond Index Fund	26,272,735	6,150,993	2,778,385	1,125,564	(53,770)	(405,674)	29,185,899	3,441,733
Fidelity Series International Growth Fund	182,212,097	49,798,218	10,735,783	18,846,708	(292,064)	13,196,623	234,179,091	12,254,270
Fidelity Series International Index Fund	69,650,407	12,031,194	5,931,925	3,023,706	49,463	13,052,252	88,851,391	5,880,304
Fidelity Series International Small Cap Fund	35,789,900	8,524,277	5,438,333	5,609,308	(163,013)	2,747,517	41,460,348	2,317,515
Fidelity Series International Value Fund	192,656,494	47,178,633	32,963,161	24,405,058	858,118	28,283,535	236,013,619	15,129,078
Fidelity Series Investment Grade Bond Fund	97,945	730,481	838,399	4,391	10,082	(109)	-	-
Fidelity Series Investment Grade Securitized Fund	26,784	193,584	221,161	2,840	771	22	-	-
Fidelity Series Large Cap Growth Index Fund	214,168,998	37,037,421	27,774,472	2,785,191	486,729	65,375,916	289,294,592	9,701,361
Fidelity Series Large Cap Stock Fund	197,243,016	60,185,548	22,733,935	25,072,689	59,467	39,466,687	274,220,783	10,270,441
Fidelity Series Large Cap Value Index Fund	416,397,127	123,334,856	39,664,804	18,635,891	(5,787)	45,041,610	545,103,002	29,901,426
Fidelity Series Long-Term Treasury Bond Index Fund	119,603,454	29,146,370	29,220,146	3,590,494	(9,258,125)	6,797,053	117,068,606	21,719,593
Fidelity Series Overseas Fund	182,940,590	55,461,224	10,245,012	19,862,339	(445,571)	6,609,125	234,320,356	15,694,599
Fidelity Series Real Estate Income Fund	2,751,511	482,079	181,505	147,896	(2,346)	39,957	3,089,696	305,608
Fidelity Series Select International Small Cap Fund	498,058	2,013,025	153,183	79,798	5,299	391,961	2,755,160	199,360
Fidelity Series Small Cap Core Fund	96,150,899	8,063,827	13,295,178	952,815	452,245	23,838,635	115,210,428	8,521,481
Fidelity Series Small Cap Opportunities Fund	42,752,760	7,124,389	3,493,367	2,447,077	29,879	9,590,650	56,004,311	3,452,794
Fidelity Series Treasury Bill Index Fund	-	4,272,829	4,264,719	12,374	4,252	12	12,374	1,242
Fidelity Series Value Discovery Fund	150,264,015	47,804,836	17,063,355	10,909,713	189,839	14,360,048	195,555,383	11,482,994
	2,722,747,581	686,134,055	352,344,683	170,136,361	(4,600,466)	500,255,508	3,552,191,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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